Share-based payments - Outstanding Stock Options (Details)	6 Months Ended
Jun. 30, 2019 CAD ($) shares $ / shares
NUMBER OF OPTIONS
Outstanding, beginning of period (in shares) | shares	14,072,332
Granted (in shares) | shares	3,343,317
Exercised (in shares) | shares	(1,212,974)
Forfeited (in shares) | shares	(33,613)
Outstanding, end of period (in shares) | shares	16,169,062
Exercisable, end of period (in shares) | shares	5,994,529
WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, beginning of period (CAD per share) | $	$ 56
Granted (CAD per share) | $	58
Exercised (CAD per share) | $	53
Forfeited (CAD per share) | $	58
Outstanding, end of period (CAD per share) | $	57
Exercisable, end of period (CAD per share) | $	$ 55
Weighted average share price, share options exercised (CAD per share) | $ / shares	$ 60